Segment information (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
O R I X USA [Member]
Segment Reporting Information [Line Items]
Goodwill and intangible assets acquired in business combination attributed to non controlling interest	¥ 0	¥ 0
Goodwill and intangible assets attributed to redeemable non controlling interest	45,355	0
ORIX Europe [Member]
Segment Reporting Information [Line Items]
Goodwill and intangible assets acquired in business combination attributed to non controlling interest	6,841	6,660
Goodwill and intangible assets attributed to redeemable non controlling interest	¥ 0	¥ 0